Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2022
Material income and expense [abstract]
Summary of Loss Before Tax Stated After Charging	Loss before tax is stated after charging:

	2022	2021	2020
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	239	535	478
Depreciation	473	407	412